Monetta Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Basic Material - 2.9%
Chemical-Specialty - 0.9%
Albemarle Corp.	12,000	$972,960

Mining - 1.0%
MP Materials Corp. (a)	15,000	1,006,050

Steel - 1.0%
Nucor Corp.	7,500	1,015,725
Total Basic Material		2,994,735

Capital Equipment - 6.0%
Aerospace & Defense - 3.7%
Boeing Co. (a)	4,700	1,014,401
BWX Technologies, Inc.	7,000	1,290,590
RTX Corp.	9,000	1,505,970
		3,810,961
Diversified Operations - 1.4%
General Electric Co.	5,000	1,504,100

Electrical Equipment - 0.9%
Rockwell Automation, Inc.	2,800	978,684
Total Capital Equipment		6,293,745

Consumer Cyclical - 12.6%
Apparel Manufacturers - 0.7%
NIKE, Inc. - Class B	11,000	767,030

Automobile - 2.1%
Tesla, Inc. (a)	5,000	2,223,600

Housing - 0.9%
Lennar Corp. - Class A	7,500	945,300

Leisure Service - 7.8%
Expedia Group, Inc.	5,000	1,068,750
Netflix, Inc. (a)	2,000	2,397,840
Roku, Inc. (a)	15,000	1,501,950
Royal Caribbean Cruises Ltd.	6,000	1,941,480
Uber Technologies, Inc. (a)	12,500	1,224,625
		8,134,645
Media-Radio/TV - 1.1%
Walt Disney Co.	10,000	1,145,000
Total Consumer Cyclical		13,215,575

Energy - 4.1%
Energy - 1.2%
Constellation Energy Corp.	4,000	1,316,280

Oil & Gas-Exploration & Production - 1.0%
APA Corp.	42,000	1,019,760

Oil & Gas-Refining/Marketing - 1.9%
Marathon Petroleum Corp.	5,200	1,002,248
Phillips 66	7,200	979,344
		1,981,592
Total Energy		4,317,632

Financial - 12.3%
Bank-Money Center - 6.5%
Goldman Sachs Group, Inc.	2,500	1,990,875
JPMorgan Chase & Co.	15,000	4,731,450
		6,722,325
Brokerage & Investment Management - 5.0%
Interactive Brokers Group, Inc. - Class A	20,000	1,376,200
Robinhood Markets, Inc. - Class A (a)	27,000	3,865,860
		5,242,060
Finance-Miscellaneous - 0.8%
MasterCard, Inc. - Class A	1,500	853,215
Total Financial		12,817,600

Healthcare - 3.9%
Healthcare-Biomedical/Genetic - 2.8%
Gilead Sciences, Inc.	10,000	1,110,000
Illumina, Inc. (a)	8,500	807,245
Royalty Pharma PLC - Class A	30,000	1,058,400
		2,975,645
Healthcare-Patient Care - 1.1%
UnitedHealth Group, Inc.	3,200	1,104,960
Total Healthcare		4,080,605

Retail - 11.0%
Retail-Major Chain - 2.4%
Costco Wholesale Corp.	1,100	1,018,193
Wal-Mart Stores, Inc.	15,000	1,545,900
		2,564,093
Retail-Specialty - 8.6%
Amazon.com, Inc. (a)	31,500	6,916,455
DoorDash, Inc. - Class A (a)	4,500	1,223,955
MercadoLibre, Inc. (a)	350	817,929
		8,958,339
Total Retail		11,522,432

Technology - 42.2%(b)
Computer Data Storage - 3.2%
Apple, Inc.	13,000	3,310,190

Computer-Software - 20.9%
AppLovin Corp. - Class A (a)	2,200	1,580,788
Cisco Systems, Inc.	14,000	957,880
Coinbase Global, Inc. - Class A (a)	3,800	1,282,462
CoreWeave, Inc. - Class A (a)	7,500	1,026,375
Crowdstrike Holdings, Inc. - Class A (a)	2,000	980,760
Microsoft Corp.	8,000	4,143,600
Oracle Corp.	5,500	1,546,820
Palantir Technologies, Inc. - Class A (a)	32,000	5,837,440
ROBLOX Corp. - Class A (a)	7,000	969,640
Shopify, Inc. - Class A (a)	7,000	1,040,270
Spotify Technology (a)	2,000	1,396,000
VeriSign, Inc.	3,800	1,062,366
		21,824,401
Electronic-Semiconductor - 8.5%
Advanced Micro Devices, Inc. (a)	8,500	1,375,215
Broadcom, Inc.	6,000	1,979,460
NVIDIA Corp.	30,000	5,597,400
		8,952,075
Internet - 9.6%
Alphabet, Inc. - Class C	23,000	5,601,650
Meta Platforms, Inc. - Class A	5,000	3,671,900
Snap, Inc. - Class A (a)	100,000	771,000
		10,044,550
Total Technology		44,131,216

Utility - 1.3%
Electric Power - 1.3%
Vistra Corp.	7,000	1,371,440
TOTAL COMMON STOCKS (Cost $45,796,185)		100,744,980

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.8%	Shares	Value
First American Government Obligations Fund - Class X, 4.05% (c)	6,060,979	6,060,979
TOTAL MONEY MARKET FUNDS (Cost $6,060,979)		6,060,979

TOTAL INVESTMENTS - 102.1% (Cost $51,857,164)		106,805,959
Liabilities in Excess of Other Assets - (2.1)%		(2,153,386)
TOTAL NET ASSETS - 100.0%		$104,652,573

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025. Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Monetta Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$100,744,980	$–	$–	$100,744,980
Money Market Funds	6,060,979	–	–	6,060,979
Total Investments	$106,805,959	$–	$–	$106,805,959

Refer to the Schedule of Investments for further disaggregation of investment categories.